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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                 (CHECK ONE):

      [X] Form 10-K and Form 10-KSB      [ ] Form 20-F      [ ] Form 11-K
      [ ] Form 10-Q and Form 10-QSB      [ ] Form N-SAR

For Year / Quarter Ended: December 31, 2001.

         [ ] Transition Report on Form 10-K
         [ ] Transition Report on Form 20-F
         [ ] Transition Report on Form 11-K
         [ ] Transition Report on Form 10-Q
         [ ] Transition Report on Form N-SAR

For the Transition Period Ended:

           Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I--REGISTRANT INFORMATION

                         Central American Equities Corp.
                         -------------------------------
                             Full Name of Registrant

                        P.O. Box 718-1260 Plaza Colonial
                        --------------------------------
            Address of Principal Executive Office (Street and Number)

                               Escazu, Costa Rica
                               ------------------
                                  City, Country

PART II--RULES 12b-25(b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
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[ ]      (c) The accountant's statement or other exhibit required by Rule
         12b-25(c) has been attached if applicable.

PART III--NARRATIVE

         State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

         The Company's financial statements have not been completed as of this date.

PART IV--OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification


         Michael Caggiano           +011-506-282-4160
             (Name)                   (Country Code and Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                               [X] Yes     [ ] No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                [X] Yes     [ ] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

EXPLANATION: In December 2001, the Company sold one of its hotels, Ecolodge San Luis, to the University of Georgia (UGA). As of this date, UGA is late in meeting its payment schedule. The Company is in discussion with UGA authorities to resolve this problem. It is difficult for the Company to estimate the financial impact of these discussions at this time.

                           CENTRAL AMERICAN EQUITIES CORP.
                           -------------------------------
                          (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: April 15, 2002                        By: /s/ Michael Caggiano
                                               ---------------------------------
                                               Michael Caggiano
                                               Title: President